Intangible assets and Goodwill - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets and Goodwill
Decrease in intangible assets other than goodwill	€ (8,365)
Intangible assets, excluding goodwill	15,453	€ 23,819	€ 30,851
Customer relationships
Intangible assets and Goodwill
Intangible assets, excluding goodwill	8,943	14,684	21,698
Amortization	5,818
Aptuit customer base
Intangible assets and Goodwill
Amortization	5,540
Developed Technologies
Intangible assets and Goodwill
Intangible assets, excluding goodwill	4,844	€ 6,575	€ 6,801
Impairment amount	€ 5,011